Contingencies (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at December 31, 2011	$ 1,485	$ 1,531
Product warranty adjustments	(1)	461
Payments and settlements	319	(507)
Balance at December 31, 2012	$ 1,165	$ 1,485